UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641
Central Index Key Number of sponsor: N/A

                         GS Mortgage-Backed Securities Trust 2020-RPL2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

                         John Garrett Wallace, (212) 357,0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3 for the related information.

Item 3.	Exhibits

99.1  Disclosures required by Rule 15Ga-2 for Clayton Services LLC
Schedule 1 – Narrative
Schedule 2 – Conditions
Schedule 3 – Tape Compare
Schedule 4 – RPL Mod Upload
Schedule 5 – Rating Agency QM ATR Data Fields

99.2  Disclosures required by Rule 15Ga-2 for Digital Risk, LLC
Schedule 1 – Narrative
Schedule 2 – Cash Analysis Report
Schedule 3 – Compliance Findings Exceptions
Schedule 4 – Compliance Findings Loan Level
Schedule 5 – Mod Review Report
Schedule 6 – Servicing Reviews

99.3  Disclosures required by Rule 15Ga-2 for Mission Global, LLC
Schedule 1 – Narrative
Schedule 2 – Compliance Report

99.4 Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC
Schedule 1 – Narrative
Schedule 2 – Mod Report
Schedule 3 – Exception Report
Schedule 4 – RA Grades

99.5  Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC,
Schedule 1 – Narrative
Schedule 2 – Exception Level Report
Schedule 3 – Full MOD Report
Schedule 4 – Grade Report
Schedule 5 – Loan Level Report
Schedule 6 – Servicing Report

99.6 D Disclosures required by Rule 15Ga-2 AMC Diligence, LLC
Schedule 1 – Narrative
Schedule 2 – Compliance Report
Schedule 3 – Title Diligence Report
Schedule 4 – Title Report Set
Schedule 5 – Pay History
Schedule 6 – RPL Comments

99.7  Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 26, 2020

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Michael Dente
	Name:	Michael Dente
	Title:	Vice President

EXHIBIT INDEX
Exhibit Number

99.1  Disclosures required by Rule 15Ga-2 for Clayton Services LLC
Schedule 1 – Narrative
Schedule 2 – Conditions
Schedule 3 – Tape Compare
Schedule 4 – RPL Mod Upload
Schedule 5 – Rating Agency QM ATR Data Fields

99.2  Disclosures required by Rule 15Ga-2 for Digital Risk, LLC
Schedule 1 – Narrative
Schedule 2 – Cash Analysis Report
Schedule 3 – Compliance Findings Exceptions
Schedule 4 – Compliance Findings Loan Level
Schedule 5 – Mod Review Report
Schedule 6 – Servicing Reviews

99.3  Disclosures required by Rule 15Ga-2 for Mission Global, LLC
Schedule 1 – Narrative
Schedule 2 – Compliance Report

99.4  Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC
Schedule 1 – Narrative
Schedule 2 – Mod Report
Schedule 3 – Exception Report
Schedule 4 – RA Grades

99.5  Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC,
Schedule 1 – Narrative
Schedule 2 – Exception Level Report
Schedule 3 – Full MOD Report
Schedule 4 – Grade Report
Schedule 5 – Loan Level Report
Schedule 6 – Servicing Report

99.6  Disclosures required by Rule 15Ga-2 AMC Diligence, LLC
Schedule 1 – Narrative
Schedule 2 – Compliance Report
Schedule 3 – Title Diligence Report
Schedule 4 – Title Report Set
Schedule 5 – Pay History
Schedule 6 – RPL Comments

99.7  Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.
Schedule 1 – Compliance Summary
Schedule 2 – Exception Report
Schedule 3 – Itemized Report